Intangible Assets (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Years ending December 31,
2017 (remaining three months)	$ 194,043
2017		$ 776,171
2018	776,171	776,171
2019	776,171	776,171
2020	709,230	709,233
2021	374,571	374,571
2022	312,151	312,149
Total	$ 3,142,337	$ 3,724,466	$ 5,043,972